Altegris Futures Evolution Strategy Fund

Class A (EVOAX)
Class C (EVOCX)
Class I (EVOIX)
Class N (EVONX)

Altegris Macro Strategy Fund

Class A (MCRAX)
Class C (MCRCX)
Class I (MCRIX)
Class N (MCRNX)

Altegris Managed Futures Strategy Fund

Class A (MFTAX)
Class C (MFTCX)
Class O (MFTOX)

Class I (MFTIX)

Each as Series of Northern Lights Fund Trust

Supplement dated December 11, 2015 to the Statement of Additional Information

dated October 28, 2015

_____________________________

Effective as of the date of this Supplement, the Funds have revised their sales charge waiver policy to include the following:

Whether a sales charge waiver is available for your retirement plan or charitable account depends upon the policies and procedures of your intermediary. Please consult your financial adviser for further information.

_________________________

The information in this Supplement contains new and additional information beyond that in the Prospectus, dated October 28 2015 and the Statement of Additional Information (“SAI”) dated October 28, 2015 and should be retained for future reference.